Property, plant and equipment (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Short-term Bank Loans and Notes Payable	$ 73,986,211	$ 81,377,050
Depreciation, Total	6,452,324	4,816,403
Other Long-term Debt, Noncurrent	0	824,669
Building [Member]
Short-term Bank Loans and Notes Payable	$ 379,902	$ 313,286